PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of detail of provisions
The following tables show the detail of the provisions at December 31, 2024 and 2023:
As of December 31, 2024

	Judicial proceedings(1)	Administrative proceedings(2)	Financial guarantees(3)	Loan commitments	Onerous contracts(4)	Total
In millions of COP
Balance at January 1, 2024	50,812	92,380	2,238	252,381	3,300	401,111
Net provisions recognized during the period	24,985	1,038	2,192	31,826	5,420	65,461
Provisions used during the period	(33,333)	(9,976)	-	-	-	(43,309)
Translation adjustment	1,581	26	63	12,722	-	14,392
Effect of discounted cash flows	1,440	-	-	-	-	1,440
Final balance at December 31, 2024	45,485	83,468	4,493	296,929	8,720	439,095
(1)The balance includes provisions mainly with Tuvacol S.A. and payments mostly with the processes of the municipality of Purificación Tolima and fiscal responsibility of the departmental comptroller's office of Cundinamarca.
(2)Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 15,655.
(3)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its increase is due to the news operations.
(4)Onerous contracts corresponds to Renting Colombia S.A.S.
As of December 31, 2023

	Judicial proceedings	Administrative proceedings(1)	Financial guarantees(2)	Loan commitments	Onerous contracts(3)	Total
In millions of COP
Balance at January 1, 2023	47,577	84,997	16,501	265,405	2,762	417,242
Net provisions recognized during the period	19,427	11,248	(14,139)	4,394	538	21,468
Provisions used during the period	(10,666)	(3,865)	-	-	-	(14,531)
Translation adjustment	(1,395)	-	(124)	(17,418)	-	(18,937)
Effect of discounted cash flows	(4,131)	-	-	-	-	(4,131)
Final balance at December 31, 2023	50,812	92,380	2,238	252,381	3,300	401,111
(1)Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,920.
(2)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its decrease is due to the cancellation of operations
(3)Onerous contracts corresponds to Renting Colombia S.A.S.

Schedule of provisions of financial guarantees and loan commitments
The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2024 and 2023 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	Total
Balance at January 1, 2024	158,337	45,058	51,224	254,619
Transfers	5,186	4,587	(9,773)	-
Transfer to stage 1	12,161	(6,950)	(5,211)	-
Transfer to stage 2	(4,383)	14,688	(10,305)	-
Transfer to stage 3	(2,592)	(3,151)	5,743	-
Provisions recognized during the period	74,787	51,131	44,387	170,305
Provisions reversed during the period	(91,105)	(26,271)	(18,911)	(136,287)
Translation adjustment	8,851	3,875	59	12,785
Balance at December 31, 2024	156,056	78,380	66,986	301,422

	Stage 1	Stage 2	Stage 3	Total
Balance at January 1, 2023	140,574	82,615	58,717	281,906
Transfers	34,443	(23,490)	(10,953)	-
Transfer to stage 1	33,530	(24,858)	(8,672)	-
Transfer to stage 2	2,384	4,992	(7,376)	-
Transfer to stage 3	(1,471)	(3,624)	5,095	-
Provisions recognized during the period	56,254	11,515	9,928	77,697
Provisions reversed during the period	(60,779)	(20,306)	(6,357)	(87,442)
Translation adjustment	(12,155)	(5,276)	(111)	(17,542)
Balance at December 31, 2023	158,337	45,058	51,224	254,619

Schedule of financial guarantees
As of December 31, 2024

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	744,077
Guarantees greater than 1 month and up to 3 months(1)	1,498,132
Guarantees greater than 3 months and up to 1 years (1)	5,036,939
Guarantees greater than 1 year and up to 3 years(2)	2,135,249
Guarantees greater than 3 years and up to 5 years	60,876
Guarantees greater than 5 years	669,028
Total	10,144,301
(1) The decrease is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.
(2) The increase is mainly due to reclassifications between ranges due to extension in the term or modifications in the maturity dates of the operations that arise according to the needs and requests of the client. This is presented with the following economic sectors: energy, private, government contracting and commercial.

As of December 31, 2023

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	826,699
Guarantees greater than 1 month and up to 3 months	3,778,824
Guarantees greater than 3 months and up to 1 years	5,609,521
Guarantees greater than 1 year and up to 3 years(1)	1,489,899
Guarantees greater than 3 years and up to 5 years	450,875
Guarantees greater than 5 years	535,380
Total	12,691,198
(1) The decrease with respect to the previous year is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.
As of December 31, 2024

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	606,027
Commitments greater than 1 month and up to 3 months	20,060
Commitments greater than 3 months and up to 1 years	5,962,608
Commitments greater than 1 year and up to 3 years	2,100,683
Commitments greater than 3 years and up to 5 years	2,959,532
Commitments greater than 5 years	395,847
Total	12,044,757
As of December 31, 2023

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	687,405
Commitments greater than 1 month and up to 3 months	11,373
Commitments greater than 3 months and up to 1 years	4,205,833
Commitments greater than 1 year and up to 3 years	2,269,280
Commitments greater than 3 years and up to 5 years	3,411,570
Commitments greater than 5 years	648,153
Total	11,233,614

Disclosure of credit risk exposure
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification.

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493

As of December 31, 2023

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	11,885,724	6	5,165	-	-	-	11,890,889	6
Acceptable risk	> 3.11% - 11.15%	629,867	15	5,974	1	-	-	635,841	16
Appreciable risk	> 11.15% - 72.75%	18,277	1	15,750	23	-	-	34,027	24
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	130,441	2,192	130,441	2,192
Total		12,533,868	22	26,889	24	130,441	2,192	12,691,198	2,238
The information below contains the maximum exposure to credit risk for the periods ending December 31, 2024 and 2023:
December 31, 2024

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	245,272,297	16,670,291	17,511,320	279,453,908
Commercial	137,761,467	5,545,788	9,945,556	153,252,811
Consumer	46,697,013	5,118,607	4,000,063	55,815,683
Mortgage	37,076,580	2,701,930	1,963,091	41,741,601
Small Business Loans	1,175,803	91,256	85,150	1,352,209
Financial Leases	22,561,434	3,212,710	1,517,460	27,291,604
Off-Balance Sheet Exposures	43,604,372	223,317	256,249	44,083,938
Financial Guarantees	9,926,719	17,800	199,782	10,144,301
Loan Commitments	33,677,653	205,517	56,467	33,939,637
Loss Allowance	(2,331,035)	(2,752,141)	(11,397,984)	(16,481,160)
Total	286,545,634	14,141,467	6,369,585	307,056,686
December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738
Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments(1)	26,732,502	127,678	27,360	26,887,540
Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)
Total	257,785,019	13,615,768	5,651,876	277,052,663
(1) The informational disclosed value of loan commitments has been updated.
Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
In millions of COP
	Maximum Exposure		Collateral		Net Exposure
	2024	2023	2024	2023	2024	2023
Maximum Exposure to Credit Risk
Debt instruments	36,583,512	25,148,469	(1,669,011)	(1,407,484)	34,914,501	23,740,985
Derivatives	929,498	1,824,750	(589,098)	(698,662)	340,400	1,126,088
Equity	1,011,310	543,210	-	-	1,011,310	543,210
Other financial instruments	34,385	38,319	-	-	34,385	38,319
Total	38,558,705	27,554,748	(2,258,109)	(2,106,146)	36,300,596	25,448,602
Note: Collateral Held (-) and Collateral Pledged (+)